Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Changes in Carrying Amounts of Goodwill
The following table provides details about the changes in the carrying amounts of goodwill for the years ended December 31, 2018 and 2017. BCE’s groups of CGUs correspond to our reporting segments.

	BELL WIRELESS	BELL WIRELINE	BELL MEDIA	BCE

Balance at January 1, 2017	2,304	3,831	2,823	8,958
Acquisitions and other	728	666	76	1,470
Balance at December 31, 2017	3,032	4,497	2,899	10,428
Acquisitions and other	16	182	32	230
Balance at December 31, 2018	3,048	4,679	2,931	10,658

Key Assumptions Used to Estimate the Recoverable Amounts
The following table shows the key assumptions used to estimate the recoverable amounts of the groups of CGUs.

	ASSUMPTIONS USED
	PERPETUITY	DISCOUNT
GROUPS OF CGUs	GROWTH RATE	RATE
Bell Wireless	0.8%	9.1%
Bell Wireline	1.0%	6.0%
Bell Media	1.0%	8.5%